Securities - Summary of securities on the financial liabilities classified at fair value through profit or loss (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [line items]
Securities loaned	R$ 1,111,770	R$ 2,021,707	R$ 1,259,579
Cost [member]
Disclosure of offsetting of financial liabilities [line items]
Securities loaned	R$ 1,111,770	R$ 2,021,707	R$ 1,259,579